UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Check One:  [ ]Form 10-K [ ]Form 20-F [ ]Form 11-K [X]Form 10-Q [ ]Form N-SAR

For Period Ended: September 30, 2004

[ ]Transition Report on Form 10-K [ ]Transition Report on Form 20-F [ ]Transition Report on Form 11-K

[ ]Transition Report on Form 10-Q [ ]Transition Report on Form N-SAR

For the Transition Period Ended: _______________________________

_________________________________________________________________

PART I -- REGISTRANT INFORMATION
_________________________________________________________________
Full Name of Registrant

Broadband Wireless International Corporation

_________________________________________________________________
Address of Principal Executive Office (Street and Number)

8290 West Sahara, Suite #270

________________________________________________________________
City, State and Zip Code

Las Vegas 89117

________________________________________________________________

PART II -- Rules 12b-25(b) and (c)
________________________________________________________________

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to 12b-25(b) [Paragraph 23,047], the following should be completed.

(Check box if appropriate.)  [X]

(a)  The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)  The subject annual report, semiannual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date or the subject quarterly report of transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the
     prescribed due date; and

(c)  The accountant's statement or other exhibit required by
     Rule 12b-25(c) has been attached if applicable.

_________________________________________________________________

PART III -- NARRATIVE
_________________________________________________________________
State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report, or portion thereof, could not be filed within the prescribed time period.

Due to changes in in-house and outside personnel, management, and financial management, additional time is needed to complete appropriate written disclosures for inclusion in the "Management's Discussion and Analysis" section of the Registrant's Form 10-QSB for the 3 month reporting period ended September 30, 2004.
________________________________________________________________

PART IV -- OTHER INFORMATION
_________________________________________________________________

(1)  Name and telephone number of person to contact in regard to this notification.

Darwin Payton                           (702) 314-6900
________________________________________________________
(Name)               (Area Code)    (Telephone Number)
_______________________________________________________________

(2)  Have all other periodic reports under Section 13 or 15(d) of the Securities Exchange Act of 1934 ("Exchange Act") or Section 30 of the Investment Company Act of 1940 during the preceding twelve months (or for such shorter period that the registrant was required to filer such reports) been filed?
                                                                                                                    [X] YES [ ] NO
If the answer is no, identify reports.
________________________________________________________________

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report, or portion thereof?
                                                                                                                   [ ] YES [X] NO

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

_______________________________________________________________

Broadband International Wireless Corporation
_______________________________________________
Name of Registrant as Specified in Charter

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 19, 2004

BROADBAND INTERNATIONAL WIRELESS CORPORATION

By /s/ Darwin Payton

Darwin Payton
President